OTHER NON-CURRENT ASSETS	12 Months Ended
Dec. 31, 2017
OTHER NON-CURRENT ASSETS
OTHER NON-CURRENT ASSETS

9OTHER NON-CURRENT ASSETS

Other non-current assets consisted of the following:

	As of December 31,
	2016	2017

Rental and other deposits	77,985	193,626
Others	20,740	18,159

	98,725	211,785

Rental and other deposits amounted to RMB77,985 and RMB193,626 as of December 31, 2016 and 2017, respectively, which were expected to be refunded after one year of the balance sheet date. Rental and other deposits expected to be refunded within one year of the balance sheet date, are recorded in other current assets.